Loans, allowance for loan losses and credit quality (Tables)	12 Months Ended
Dec. 31, 2012
Loans
Loans
end of	2012	2011

Loans (CHF million)

Mortgages	91,872	88,255

Loans collateralized by securities	27,363	26,461

Consumer finance	6,901	6,695

Consumer	126,136	121,411

Real estate	26,725	25,185

Commercial and industrial loans	62,709	59,998

Financial institutions	24,905	25,373

Governments and public institutions	2,729	2,390

Corporate & institutional	117,068	112,946

Gross loans	243,204	234,357

of which held at amortized cost	223,204	213,663

of which held at fair value	20,000	20,694

Net (unearned income)/deferred expenses	(59)	(34)

Allowance for loan losses	(922)	(910)

Net loans	242,223	233,413

Gross loans by location (CHF million)

Switzerland	151,226	146,737

Foreign	91,978	87,620

Gross loans	243,204	234,357

Impaired loan portfolio (CHF million)

Non-performing loans	859	758

Non-interest-earning loans	313	262

Total non-performing and non-interest-earning loans	1,172	1,020

Restructured loans	30	18

Potential problem loans	527	680

Total other impaired loans	557	698

Gross impaired loans	1,729	1,718

Allowance for loan losses
Allowance for loan losses
	2012			2011			2010

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	289	621	910	279	738	1,017	1,395

Change in scope of consolidation	(18)	0	(18)	0	0	0	0

Net movements recognized in statements of operations	95	64	159	87	54	141	(93)

Gross write-offs	(105)	(96)	(201)	(124)	(175)	(299)	(294)

Recoveries	22	22	44	39	2	41	63

Net write-offs	(83)	(74)	(157)	(85)	(173)	(258)	(231)

Provisions for interest	8	21	29	2	12	14	2

Foreign currency translation impact and other adjustments, net	(3)	2	(1)	6	(10)	(4)	(56)

Balance at end of period	288	634	922	289	621	910	1,017

Allowance for loan losses and gross loans held at amortized cost
Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2012			2011			2010

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at end of period	288	634	922	289	621	910	279	738	1,017

of which individually evaluated for impairment	239	457	696	222	428	650	210	539	749

of which collectively evaluated for impairment	49	177	226	67	193	260	69	199	268

Gross loans held at amortized cost (CHF million)

Balance at end of period	126,124	97,080	223,204	121,401	92,262	213,663	114,879	86,460	201,339

of which individually evaluated for impairment [1]	661	1,068	1,729	665	1,053	1,718	680	1,183	1,863

of which collectively evaluated for impairment	125,463	96,012	221,475	120,736	91,209	211,945	114,199	85,277	199,476

1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	2012			2011

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	348	4,605	4,953	0	4,121	4,121

Reclassifications from loans held-for-sale	0	216	216	0	0	0

Reclassifications to loans held-for-sale [1]	0	1,323	1,323	0	1,363	1,363

Sales [1]	0	1,058	1,058	0	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2012 (CHF million)

Mortgages	387	730	12,176	58,491	19,255	599	13	9	0	212	91,872

Loans collateralized by securities	79	57	948	23,357	2,728	92	6	1	0	95	27,363

Consumer finance	0	6	100	3,324	2,065	901	39	0	129	325	6,889

Consumer	466	793	13,224	85,172	24,048	1,592	58	10	129	632	126,124

Real estate	261	374	2,199	14,537	8,759	195	0	0	0	55	26,380

Commercial and industrial loans	238	325	1,580	22,040	23,070	3,467	209	1	47	763	51,740

Financial institutions	2,288	2,087	4,661	5,260	2,569	382	0	33	14	147	17,441

Governments and public institutions	131	50	360	521	127	101	229	0	0	0	1,519

Corporate & institutional	2,918	2,836	8,800	42,358	34,525	4,145	438	34	61	965	97,080

Gross loans held at amortized cost	3,384	3,629	22,024	127,530	58,573	5,737	496	44	190	1,597	223,204

Value of collateral [1]	2,918	2,616	19,526	116,583	48,342	3,210	189	44	15	791	194,234

2011 (CHF million)

Mortgages	166	637	8,837	55,222	22,368	763	18	19	0	225	88,255

Loans collateralized by securities	1	18	397	24,089	1,793	88	0	2	0	73	26,461

Consumer finance	1	5	51	3,234	2,187	524	58	9	316	300	6,685

Consumer	168	660	9,285	82,545	26,348	1,375	76	30	316	598	121,401

Real estate	341	204	1,241	12,476	10,277	312	0	3	0	60	24,914

Commercial and industrial loans	409	242	1,755	21,182	20,091	3,128	179	27	121	714	47,848

Financial institutions	3,906	2,098	3,333	5,549	1,890	760	3	43	0	132	17,714

Governments and public institutions	119	88	355	484	160	104	470	0	0	6	1,786

Corporate & institutional	4,775	2,632	6,684	39,691	32,418	4,304	652	73	121	912	92,262

Gross loans held at amortized cost	4,943	3,292	15,969	122,236	58,766	5,679	728	103	437	1,510	213,663

Value of collateral [1]	3,938	1,751	14,176	112,505	48,100	3,171	119	86	9	871	184,726

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2012 (CHF million)

Mortgages	91,527	156	17	11	161	345	91,872

Loans collateralized by securities	27,034	220	3	3	103	329	27,363

Consumer finance	6,116	420	90	52	211	773	6,889

Consumer	124,677	796	110	66	475	1,447	126,124

Real estate	26,221	107	2	2	48	159	26,380

Commercial and industrial loans	50,479	720	27	138	376	1,261	51,740

Financial institutions	17,208	53	2	34	144	233	17,441

Governments and public institutions	1,484	35	0	0	0	35	1,519

Corporate & institutional	95,392	915	31	174	568	1,688	97,080

Gross loans held at amortized cost	220,069	1,711	141	240	1,043	3,135	223,204

2011 (CHF million)

Mortgages	88,014	48	12	6	175	241	88,255

Loans collateralized by securities	26,226	180	11	3	41	235	26,461

Consumer finance	5,880	496	86	50	173	805	6,685

Consumer	120,120	724	109	59	389	1,281	121,401

Real estate	24,830	41	3	1	39	84	24,914

Commercial and industrial loans	46,946	454	90	50	308	902	47,848

Financial institutions	17,504	78	2	48	82	210	17,714

Governments and public institutions	1,779	1	0	0	6	7	1,786

Corporate & institutional	91,059	574	95	99	435	1,203	92,262

Gross loans held at amortized cost	211,179	1,298	204	158	824	2,484	213,663

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2012 (CHF million)

Mortgages	154	16	170	0	69	69	239

Loans collateralized by securities	18	74	92	0	3	3	95

Consumer finance	315	10	325	0	2	2	327

Consumer	487	100	587	0	74	74	661

Real estate	46	5	51	0	15	15	66

Commercial and industrial loans	268	170	438	30	373	403	841

Financial institutions	58	38	96	0	65	65	161

Corporate & institutional	372	213	585	30	453	483	1,068

Gross impaired loans	859	313	1,172	30	527	557	1,729

2011 (CHF million)

Mortgages	176	14	190	1	73	74	264

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	262	28	290	0	25	25	315

Consumer	465	55	520	1	144	145	665

Real estate	29	7	36	0	24	24	60

Commercial and industrial loans	215	129	344	17	454	471	815

Financial institutions	49	65	114	0	58	58	172

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	293	207	500	17	536	553	1,053

Gross impaired loans	758	262	1,020	18	680	698	1,718

Gross impaired loan detail
Gross impaired loan details
	2012			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	206	197	32	217	206	41

Loans collateralized by securities	68	66	53	85	83	50

Consumer finance	302	280	154	303	288	131

Consumer	576	543	239	605	577	222

Real estate	63	55	22	46	38	20

Commercial and industrial loans	715	677	342	734	709	318

Financial institutions	157	155	93	156	154	84

Governments and public institutions	0	0	0	6	5	6

Corporate & institutional	935	887	457	942	906	428

Gross impaired loans with a specific allowance	1,511	1,430	696	1,547	1,483	650

Mortgages	33	33	–	46	46	–

Loans collateralized by securities	27	28	–	1	1	–

Consumer finance	25	25	–	13	13	–

Consumer	85	86	–	60	60	–

Real estate	3	3	–	15	15	–

Commercial and industrial loans	126	128	–	80	80	–

Financial institutions	4	4	–	16	16	–

Corporate & institutional	133	135	–	111	111	–

Gross impaired loans without specific allowance	218	221	–	171	171	–

Gross impaired loans	1,729	1,651	696	1,718	1,654	650

of which consumer	661	629	239	665	637	222

of which corporate & institutional	1,068	1,022	457	1,053	1,017	428

Gross impaired loan details (continued)
	2012			2011

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	217	1	1	222	1	0

Loans collateralized by securities	68	1	0	82	1	0

Consumer finance	277	3	3	276	2	1

Consumer	562	5	4	580	4	1

Real estate	58	0	0	47	1	1

Commercial and industrial loans	620	3	2	871	7	6

Financial institutions	201	2	2	160	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	885	5	4	1,084	8	7

Gross impaired loans with a specific allowance	1,447	10	8	1,664	12	8

Mortgages	40	0	0	94	0	0

Loans collateralized by securities	8	0	0	4	0	0

Consumer finance	41	0	0	19	0	0

Consumer	89	0	0	117	0	0

Real estate	13	0	0	74	5	5

Commercial and industrial loans	215	3	3	149	1	0

Financial institutions	8	0	0	19	0	0

Corporate & institutional	236	3	3	242	6	5

Gross impaired loans without specific allowance	325	3	3	359	6	5

Gross impaired loans	1,772	13	11	2,023	18	13

of which consumer	651	5	4	697	4	1

of which corporate & institutional	1,121	8	7	1,326	14	12

Bank
Loans
end of	2012	2011

Loans (CHF million)

Mortgages	78,328	75,461

Loans collateralized by securities	27,248	26,350

Consumer finance	3,931	3,759

Consumer	109,507	105,570

Real estate	24,133	22,397

Commercial and industrial loans	59,518	56,984

Financial institutions	32,627	33,058

Governments and public institutions	2,555	2,245

Corporate & institutional	118,833	114,684

Gross loans	228,340	220,254

of which held at amortized cost	208,340	199,561

of which held at fair value	20,000	20,693

Net (unearned income)/deferred expenses	(121)	(98)

Allowance for loan losses	(721)	(722)

Net loans	227,498	219,434

Gross loans by location (CHF million)

Switzerland	135,439	132,477

Foreign	92,901	87,777

Gross loans	228,340	220,254

Impaired loan portfolio (CHF million)

Non-performing loans	637	520

Non-interest-earning loans	281	220

Total non-performing and non-interest-earning loans	918	740

Restructured loans	30	13

Potential problem loans	450	619

Total other impaired loans	480	632

Gross impaired loans	1,398	1,372

Allowance for loan losses
Allowance for loan losses
	2012			2011			2010

	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Total

Allowance for loan losses (CHF million)

Balance at beginning of period	159	563	722	157	675	832	1,204

Change in scope of consolidation	(18)	0	(18)	0	0	0	0

Net movements recognized in statements of operations	26	51	77	21	57	78	(138)

Gross write-offs	(42)	(80)	(122)	(58)	(175)	(233)	(239)

Recoveries	19	20	39	33	4	37	57

Net write-offs	(23)	(60)	(83)	(25)	(171)	(196)	(182)

Provisions for interest	4	20	24	0	11	11	1

Foreign currency translation impact and other adjustments, net	(5)	4	(1)	6	(9)	(3)	(53)

Balance at end of period	143	578	721	159	563	722	832

Allowance for loan losses and gross loans held at amortized cost
Allowance for loan losses and gross loans held at amortized cost by loan portfolio
	2012			2011			2010

end of	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Allowance for loan losses (CHF million)

Balance at end of period	143	578	721	159	563	722	157	675	832

of which individually evaluated for impairment	116	416	532	130	387	517	124	494	618

of which collectively evaluated for impairment	27	162	189	29	176	205	33	181	214

Gross loans held at amortized cost (CHF million)

Balance at end of period	109,495	98,845	208,340	105,561	94,000	199,561	99,581	90,037	189,618

of which individually evaluated for impairment	422	976	1,398	425	947	1,372	433	1,074	1,507

of which collectively evaluated for impairment	109,073	97,869	206,942	105,136	93,053	198,189	99,148	88,963	188,111

Purchases, reclassifications and sales
Purchases, reclassifications and sales
	2012					2011

in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total

Loans held at amortized cost (CHF million)

Purchases	348	4,605	4,953	0	4,121	4,121

Reclassifications from loans held-for-sale	0	216	216	0	0	0

Reclassifications to loans held-for-sale [1]	0	1,323	1,323	0	1,363	1,363

Sales [1]	0	1,058	1,058	0	1,117	1,117

1 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating
end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total

2012 (CHF million)

Mortgages	378	708	11,277	51,295	14,088	413	8	8	0	153	78,328

Loans collateralized by securities	79	57	944	23,289	2,686	91	6	1	0	95	27,248

Consumer finance	0	6	98	3,171	473	18	0	0	1	152	3,919

Consumer	457	771	12,319	77,755	17,247	522	14	9	1	400	109,495

Real estate	258	367	2,039	13,397	7,519	159	0	0	0	50	23,789

Commercial and industrial loans	214	307	1,442	21,079	21,319	3,268	203	1	40	676	48,549

Financial institutions	2,288	2,086	12,490	5,168	2,555	381	0	33	14	147	25,162

Governments and public institutions	68	34	324	464	125	101	229	0	0	0	1,345

Corporate & institutional	2,828	2,794	16,295	40,108	31,518	3,909	432	34	54	873	98,845

Gross loans held at amortized cost	3,285	3,565	28,614	117,863	48,765	4,431	446	43	55	1,273	208,340

Value of collateral [1]	2,899	2,577	18,358	107,275	40,170	2,835	170	43	4	664	174,995

2011 (CHF million)

Mortgages	163	628	8,433	48,871	16,635	556	8	16	0	151	75,461

Loans collateralized by securities	1	18	396	24,027	1,746	87	0	2	0	73	26,350

Consumer finance	0	4	43	2,994	507	20	0	9	23	150	3,750

Consumer	164	650	8,872	75,892	18,888	663	8	27	23	374	105,561

Real estate	340	196	907	11,397	8,969	273	0	3	0	40	22,125

Commercial and industrial loans	398	245	1,676	20,345	18,281	2,927	171	26	117	648	44,834

Financial institutions	3,906	2,091	11,120	5,483	1,875	760	3	43	0	119	25,400

Governments and public institutions	55	84	320	444	158	104	470	0	0	6	1,641

Corporate & institutional	4,699	2,616	14,023	37,669	29,283	4,064	644	72	117	813	94,000

Gross loans held at amortized cost	4,863	3,266	22,895	113,561	48,171	4,727	652	99	140	1,187	199,561

Value of collateral [1]	3,931	1,696	13,535	104,129	39,447	2,760	96	82	0	727	166,403

1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis
	Current	Past due

end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total

2012 (CHF million)

Mortgages	78,023	154	14	10	127	305	78,328

Loans collateralized by securities	26,919	220	3	3	103	329	27,248

Consumer finance	3,508	314	33	26	38	411	3,919

Consumer	108,450	688	50	39	268	1,045	109,495

Real estate	23,634	106	2	2	45	155	23,789

Commercial and industrial loans	47,406	640	22	136	345	1,143	48,549

Financial institutions	24,929	53	2	34	144	233	25,162

Governments and public institutions	1,310	35	0	0	0	35	1,345

Corporate & institutional	97,279	834	26	172	534	1,566	98,845

Gross loans held at amortized cost	205,729	1,522	76	211	802	2,611	208,340

2011 (CHF million)

Mortgages	75,278	46	11	3	123	183	75,461

Loans collateralized by securities	26,114	180	11	3	42	236	26,350

Consumer finance	3,302	372	29	26	21	448	3,750

Consumer	104,694	598	51	32	186	867	105,561

Real estate	22,059	41	3	1	21	66	22,125

Commercial and industrial loans	43,975	444	87	48	280	859	44,834

Financial institutions	25,201	78	2	48	71	199	25,400

Governments and public institutions	1,634	1	0	0	6	7	1,641

Corporate & institutional	92,869	564	92	97	378	1,131	94,000

Gross loans held at amortized cost	197,563	1,162	143	129	564	1,998	199,561

Gross impaired loans by category
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans

end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total

2012 (CHF million)

Mortgages	125	9	134	0	39	39	173

Loans collateralized by securities	18	74	92	0	3	3	95

Consumer finance	143	10	153	0	1	1	154

Consumer	286	93	379	0	43	43	422

Real estate	42	4	46	0	15	15	61

Commercial and industrial loans	251	146	397	30	327	357	754

Financial institutions	58	38	96	0	65	65	161

Corporate & institutional	351	188	539	30	407	437	976

Gross impaired loans	637	281	918	30	450	480	1,398

2011 (CHF million)

Mortgages	126	5	131	0	43	43	174

Loans collateralized by securities	27	13	40	0	46	46	86

Consumer finance	113	28	141	0	24	24	165

Consumer	266	46	312	0	113	113	425

Real estate	11	6	17	0	24	24	41

Commercial and industrial loans	194	110	304	13	425	438	742

Financial institutions	49	52	101	0	57	57	158

Governments and public institutions	0	6	6	0	0	0	6

Corporate & institutional	254	174	428	13	506	519	947

Gross impaired loans	520	220	740	13	619	632	1,372

Gross impaired loan detail
Gross impaired loan details
	2012			2011

end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance

Gross impaired loan details (CHF million)

Mortgages	149	141	16	141	133	19

Loans collateralized by securities	68	66	53	85	82	50

Consumer finance	129	125	47	152	151	61

Consumer	346	332	116	378	366	130

Real estate	58	54	18	27	22	16

Commercial and industrial loans	627	592	306	675	650	282

Financial institutions	157	154	92	142	141	83

Governments and public institutions	0	0	0	6	4	6

Corporate & institutional	842	800	416	850	817	387

Gross impaired loans with a specific allowance	1,188	1,132	532	1,228	1,183	517

Mortgages	24	24	–	33	33	–

Loans collateralized by securities	27	27	–	1	1	–

Consumer finance	25	25	–	13	13	–

Consumer	76	76	–	47	47	–

Real estate	3	3	–	14	14	–

Commercial and industrial loans	127	128	–	67	67	–

Financial institutions	4	4	–	16	16	–

Corporate & institutional	134	135	–	97	97	–

Gross impaired loans without specific allowance	210	211	–	144	144	–

Gross impaired loans	1,398	1,343	532	1,372	1,327	517

of which consumer	422	408	116	425	413	130

of which corporate & institutional	976	935	416	947	914	387

Gross impaired loan details (continued)
	2012			2011

in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis

Gross impaired loan details (CHF million)

Mortgages	152	1	1	142	1	1

Loans collateralized by securities	68	1	0	82	1	0

Consumer finance	117	3	3	135	2	2

Consumer	337	5	4	359	4	3

Real estate	43	0	0	28	0	0

Commercial and industrial loans	556	3	2	812	7	6

Financial institutions	191	2	2	147	0	0

Governments and public institutions	6	0	0	6	0	0

Corporate & institutional	796	5	4	993	7	6

Gross impaired loans with a specific allowance	1,133	10	8	1,352	11	9

Mortgages	27	0	0	68	0	0

Loans collateralized by securities	8	0	0	4	0	0

Consumer finance	41	0	0	19	0	0

Consumer	76	0	0	91	0	0

Real estate	12	0	0	74	5	5

Commercial and industrial loans	199	3	3	130	0	0

Financial institutions	8	0	0	19	0	0

Corporate & institutional	219	3	3	223	5	5

Gross impaired loans without specific allowance	295	3	3	314	5	5

Gross impaired loans	1,428	13	11	1,666	16	14

of which consumer	413	5	4	450	4	3

of which corporate & institutional	1,015	8	7	1,216	12	11